Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid voyage and operating costs	$ 5,726	$ 9,261
Claims receivable	3,826	22,224
Prepaid other taxes	1,012	2,682
Advances for working capital purposes	0	18
Other	1,675	6,005
Total prepaid expenses and other current assets	$ 12,239	$ 40,190